Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Inventories	Inventories comprise the following:

	2025			2024			2023
(€ million)	Gross value	Allowances	Carrying amount	Gross value	Allowances	Carrying amount	Gross value	Allowances	Carrying amount
Raw materials	1,617	(173)	1,444	1,588	(135)	1,453	1,676	(126)	1,550
Work in process	6,456	(535)	5,921	5,777	(481)	5,296	5,869	(553)	5,316
Finished goods	3,021	(172)	2,849	2,899	(217)	2,682	3,045	(245)	2,800
Total	11,094	(880)	10,214	10,264	(833)	9,431	10,590	(924)	9,666